4. Intangible assets (Tables) (Quarterly) (Quarterly Report [Member])	3 Months Ended
Mar. 31, 2014
Quarterly Report [Member]
Intangible Assets
	2014	2013

Intangible Assets	$402,000	$402,000
Less: accumulated depreciation	(160,800)	(140,700)
Net intangible assets	$241,200	$261,300

Future Amortization Expense
Year ended December 31,
2014	$20,100
2015	$20,100
2016	$20,100
2017	$20,100
2018	$20,100